Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
The cost and accumulated depreciation of property, plant and equipment at December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020
Land and land improvements	$90	$102
Buildings	253	261
Plant and equipment	2,070	2,149
Construction in progress	109	117
Total	2,522	2,629
Less accumulated depreciation	(1,674)	(1,682)
Property, plant, and equipment—net	$848	$947

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 was $113 million, $110 million and $106 million, respectively.